Operating Segment Information	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Operating Segment Information
Note 14. Operating Segment Information

We derive our revenues, earnings and cash flows from the manufacture and sale of TiO2, functional additives, color pigments, timber treatment and water treatment chemicals (through May 2021). We have reported our operations through our two segments, Titanium Dioxide and Performance Additives, and organized our business and derived our operating segments around differences in product lines.

The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, timber treatment and water treatment chemicals (through May 2021)
Sales between segments are generally recognized at external market prices and are eliminated in consolidation. Adjusted EBITDA is presented as a measure of the financial performance of our global business units and for reporting the results of our operating segments. The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Revenues:
Titanium Dioxide	$415	$338	$829	$740
Performance Additives	152	118	291	248
Total	$567	$456	$1,120	$988
Adjusted EBITDA(1)
Titanium Dioxide	$36	$35	$76	$81
Performance Additives	18	13	41	35
	54	48	117	116
Corporate and other	(11)	(11)	(25)	(22)
Total	43	37	92	94
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(17)	(15)	(35)	(28)
Interest income	3	3	6	6
Income tax expense	(5)	(2)	(10)	—
Depreciation and amortization	(29)	(28)	(60)	(56)
Net income attributable to noncontrolling interests	1	2	2	3
Other adjustments:
Business acquisition and integration expenses	—	—	—	(1)
Loss on disposition of business/assets	(2)	—	(2)	(2)
Certain legal expenses/settlements	—	(3)	(1)	(3)
Amortization of pension and postretirement actuarial losses	(3)	(4)	(6)	(7)
Net plant incident costs	(2)	(2)	(3)	(3)
Restructuring, impairment and plant closing and transition costs	(11)	(5)	(25)	(12)
Net loss	$(22)	$(17)	$(42)	$(9)

(1)Adjusted EBITDA is defined as net income/loss of Venator before interest expense, interest income, income tax expense/benefit, depreciation and amortization and net income attributable to noncontrolling interests, as well as eliminating the following adjustments: (a) business acquisition and integration expenses/adjustments; (b) loss/gain on disposition of business/assets; (c) certain legal expenses/settlements; (d) amortization of pension and postretirement actuarial losses/gains; (e) net plant incident costs/credits; and (f) restructuring, impairment, and plant closing and transition costs/credits.